Derivative Liability - Schedule of Derivative Liability Using Binomial Pricing Model Assumptions (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares
Stock Price | $ / shares	$ 1.26	$ 1.55	$ 4.80
Fair Value | $	$ 6,907,000	$ 5,048,000	$ 2,576,000
Exercise Price [Member]
Fair value assumptions, measurement input, exercise price per share | shares	1.66	1.88	2.70
Expected Life [Member]
Fair value assumptions, measurement input, term	3 years 3 months 8 days	3 years 6 months 10 days	1 year 9 months 11 days
Volatility [Member]
Fair value assumptions, measurement input, percentage	211	2.16	1.84
Dividend Yield [Member]
Fair value assumptions, measurement input, percentage	0.00	0.00	0.00
Risk Free Interest Rate [Member]
Fair value assumptions, measurement input, percentage	2.22	0.0164	0.0246
Upon Issuance [Member]
Stock Price | $ / shares	$ 1.70	$ 4.78
Fair Value | $	$ 3,951,000	$ 6,561,000
Upon Issuance [Member] | Exercise Price [Member]
Fair value assumptions, measurement input, exercise price per share | shares	1.55	3.76
Upon Issuance [Member] | Expected Life [Member]
Fair value assumptions, measurement input, term	5 years	2 years 9 months
Upon Issuance [Member] | Volatility [Member]
Fair value assumptions, measurement input, percentage	212	192.0
Upon Issuance [Member] | Dividend Yield [Member]
Fair value assumptions, measurement input, percentage	0.00	0.00
Upon Issuance [Member] | Risk Free Interest Rate [Member]
Fair value assumptions, measurement input, percentage	2.47	1.99